MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
MassMutual Select Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Diversified Value Fund
MassMutual Select Fundamental Value Fund
MassMutual Select S&P 500® Index Fund
MassMutual Select Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Select Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Select Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated February 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces the paragraph titled Interest Rate Risk on pages 121 to 122 of the prospectus:
Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
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B3001M-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated February 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces the paragraph titled Interest Rate Risk on page 160 of the prospectus:
Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated February 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces the paragraph titled Interest Rate Risk on page 130 of the prospectus:
Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
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B3001M-TRTD-21-01

MASSMUTUAL SELECT FUNDS
MM Select Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated February 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces the paragraph titled Interest Rate Risk on page 52 of the prospectus:
Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
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B3001M-TRUN-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Growth Opportunities Fund
(the “Fund”)
Supplement dated February 22, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces the information for Sands Capital Management, LLC (“Sands Capital”) related to the Fund found under the heading Other Accounts Managed on page B-331 in the section titled Appendix C−Additional Portfolio Manager Information:
Other Accounts Managed:
Discloses other accounts for which a portfolio manager or Management Team Member was jointly and primarily responsible for the day-to-day management as of September 30, 2020.
The Investment Team at Sands Capital creates a model portfolio to which all client portfolios are managed.
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Wesley A. Johnston
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	316	$16,286.0 million	7	$1,008.1 million
Frank M. Sands
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	316	$16,286.0 million	7	$1,008.1 million
A. Michael Sramek
Registered investment companies**	4	$4,846.2 million	0	$0
Other pooled investment vehicles	8	$2,031.2 million	0	$0
Other accounts	332	$16,857.0 million	15	$1,144.1 million
Thomas H. Trentman
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	320	$17,101.9 million	7	$1,008.1 million

*
The information provided is as of September 30, 2020.

**
Does not include the Growth Opportunities Fund.

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SAI B3001M-21-02